Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Interest and dividend income (Note 3)
Loans	$ 14,177	$ 14,033	$ 41,707	$ 41,847
Securities	5,781	5,057	16,428	14,734
Assets purchased under reverse repurchase agreements and securities borrowed	5,566	5,524	16,604	16,760
Deposits and other	1,061	1,496	2,972	4,194
Interest and dividend income	26,585	26,110	77,711	77,535
Interest expense (Note 3)
Deposits and other	10,950	11,227	31,756	33,759
Other liabilities	6,760	6,377	19,727	18,945
Subordinated debentures	131	155	393	476
Interest expense	17,841	17,759	51,876	53,180
Net interest income	8,744	8,351	25,835	24,355
Non-interest income
Insurance service result (Note 7)	227	279	684	789
Insurance investment result (Note 7)	60	48	211	208
Trading revenue	962	685	2,751	2,521
Investment management and custodial fees	3,116	2,642	8,955	7,853
Mutual fund revenue	1,524	1,273	4,341	3,720
Securities brokerage commissions	565	444	1,623	1,401
Service charges	582	598	1,747	1,817
Underwriting and other advisory fees	1,023	850	2,643	2,139
Foreign exchange revenue, other than trading	349	311	1,074	967
Card service revenue	332	339	972	984
Credit fees	432	395	1,305	1,200
Net gains on investment securities	29	18	207	118
Income (loss) from joint ventures and associates	27	25	88	60
Other	566	727	1,515	1,264
Non-interest income	9,794	8,634	28,116	25,041
Total revenue	18,538	16,985	53,951	49,396
Provision for credit losses (Notes 4 and 5)	1,000	881	3,002	3,355
Non-interest expense
Human resources (Note 8)	6,291	5,869	18,591	17,334
Equipment	754	684	2,215	2,069
Occupancy	441	410	1,308	1,267
Communications	397	357	1,143	1,062
Professional fees	574	528	1,558	1,568
Amortization of other intangibles	395	436	1,168	1,328
Other	937	948	2,706	2,590
Non-interest expense	9,789	9,232	28,689	27,218
Income before income taxes	7,749	6,872	22,260	18,823
Income taxes (Note 9)	1,725	1,458	4,942	3,888
Net income	6,024	5,414	17,318	14,935
Net income attributable to:
Shareholders	6,022	5,415	17,313	14,930
Non-controlling interests	2	(1)	5	5
Net income	$ 6,024	$ 5,414	$ 17,318	$ 14,935
Basic earnings per share (in dollars) (Note 11)	$ 4.24	$ 3.76	$ 12.13	$ 10.33
Diluted earnings per share (in dollars) (Note 11)	4.23	3.75	12.1	10.31
Dividends per common share (in dollars)	$ 1.76	$ 1.54	$ 5.04	$ 4.5